STOCKHOLDERS' EQUITY (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																	12 Months Ended									12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010	Dec. 28, 2012 Stock Options [Member] years		Dec. 30, 2011 Stock Options [Member] years		Dec. 31, 2010 Stock Options [Member] years		Dec. 28, 2012 Employee Stock Purchase Plan [Member]	Dec. 30, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Dec. 28, 2012 Restricted Stock Awards And Units [Member]	Dec. 30, 2011 Restricted Stock Awards And Units [Member]	Dec. 31, 2010 Restricted Stock Awards And Units [Member]	Dec. 28, 2012 Restricted Stock Awards (RSAs) [Member]	Dec. 28, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 28, 2012 Common Stock Cash Dividends Period 1 [Member]	Dec. 28, 2012 Common Stock Cash Dividends Period 2 [Member]	Dec. 28, 2012 Common Stock Cash Dividends Period 3 [Member]	Dec. 28, 2012 Common Stock Cash Dividends Period 4 [Member]	Dec. 28, 2012 Common Stock [Member]	Dec. 30, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 28, 2012 Common Stock [Member] Stock Repurchase Program Authorized Shares - Minimum [Member]	Feb. 25, 2011 Common Stock [Member] Stock Repurchase Program Authorized Shares - Minimum [Member]	Dec. 28, 2012 Common Stock [Member] Stock Repurchase Program Authorized Shares - Maximum [Member]	Feb. 25, 2011 Common Stock [Member] Stock Repurchase Program Authorized Shares - Maximum [Member]
Dividends [Line Items]
Dividends payable - declaration date																		Feb. 24, 2012	May 04, 2012	Aug. 03, 2012	Nov. 02, 2012
Dividends payable - record date																		Mar. 16, 2012	Jun. 15, 2012	Sep. 14, 2012	Dec. 14, 2012
Dividends payable - payment date																		Apr. 06, 2012	Jul. 06, 2012	Oct. 05, 2012	Jan. 04, 2013
Dividends payable - amount per share	$ 0.80																	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Cash dividends declared	$ 61.4
Dividends payable - total amount paid	44.7																	15.2	15.4	15.4	15.4
Share-based compensation arrangement by share-based payment award [Line Items]
Restricted stock issued																3.5
Restricted stock shares available for future grant													1.0
Stock-based compensation expense
Stock-based compensation expense	43.6	45.3	44.0							0.5	0.5	0.4	43.1	44.8	43.6
Stock-based compensation expense included in cost of revenues	33.2	35.1	34.0
Stock-based compensation expense included in general and administrative expenses	10.4	10.2	10.0
Stock-based compensation expense	43.6	45.3	44.0							0.5	0.5	0.4	43.1	44.8	43.6
Total income tax benefits recognized in our net income related to stock-based compensation expense	16.0	17.3	16.9
Share-based compensation arrangement by share-based payment award, options, additional disclosures (Textuals) [Abstract]
Common stock closing market price				$ 38.71
Share-based compensation arrangement by share-based payment award, options, exercises in period, total intrinsic value				2.9		2.5		3.0
Employee service share-based compensation, aggregate disclosures (Textuals) [Abstract]
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized													82.6
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition	2 years 6 months 0 days
Schedule of share-based compensation, restricted stock fair value (Table) [Abstract]
Fair value of shares vested													42.0	41.8
Grant date fair values of restricted stock awards and units granted													54.3	42.1
Shares
Nonvested restricted stock awards and units - beginning balance													2.4				0.5
Nonvested restricted stock awards and units granted													1.4
Nonvested restricted stock awards and units vested													1.0
Nonvested restricted stock awards and units forfeited													0.1
Nonvested restricted stock awards and units - ending balance													2.7	2.4			0.5
Weighted Average Grant Date Fair Value
Nonvested restricted stock awards and units, weighted-average grant date fair value - beginning balance													$ 42.86
Nonvested restricted stock awards and units granted, weighted-average grant date fair value													$ 36.79
Nonvested restricted stock awards and units vested, weighted-average grant date fair value													$ 41.69
Nonvested restricted stock awards and units forfeited, weighted-average grant date fair value													$ 42.44
Nonvested restricted stock awards and units, weighted-average grant date fair value - ending balance													$ 40.03	$ 42.86
Stock Options Rollforward
Share-based compensation arrangement by share-based payment award, options, outstanding, number, beginning balance				0.5		0.6		0.7
Share-based compensation arrangement by share-based payment award, options, exercises in period				(0.2)		(0.1)		(0.1)
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period				0	[1]	0	[1]	0	[1]
Share-based compensation arrangement by share-based payment award, options, outstanding, number, ending balance				0.3		0.5		0.6
Weighted-Average Exercise Price
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted-average exercise price, beginning balance				$ 23.55		$ 23.38		$ 22.99
Share-based compensation arrangement by share-based payment award, options, exercises in period, weighted-average exercise price				$ 22.29		$ 22.80		$ 21.03
Share-based compensation arrangement by share-based payment award, options, forfeitures in period, weighted-average exercise price				$ 24.36		$ 22.30		$ 18.13
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted-average exercise price, ending balance				$ 24.28		$ 23.55		$ 23.38
Weighted-Average Remaining Contractual Term (in years)
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted-average remaining contractual term, beginning balance				1.83		2.62		3.46
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted-average remaining contractual term, ending balance				1.27		1.83		2.62
Aggregate Intrinsic Value
Share-based compensation arrangement by share-based payment award, options, exercisable, intrinsic value, beginning balance				5.8		11.7		16.5
Share-based compensation arrangement by share-based payment award, options, exercisable, intrinsic value, ending balance				4.5		5.8		11.7
Employee Stock Purchase Plan [Abstract]
Employee stock purchase plan percent of compensation limitation										10.00%
Employee stock purchase plan share price percent of fair value										95.00%
Employee stock purchase plan stock issued during period, shares										0.1	0.2	0.2
Employee stock purchase plan stock issued during period, value										8.9	11.7	11.3
Equity, class of treasury stock [Line Items]
Shares of common stock repurchased																						1.0	6.0	3.0
Common stock repurchase - average price paid per share																						$ 40.00	$ 40.47	$ 42.75
Cost of common stock repurchased	$ 40.0	$ 242.8	$ 128.3																			$ 40.0	$ 242.8	$ 128.3
Schedule of stock repurchase program [Abstract]
Stock repurchase program number of shares authorized to be repurchased																										3.0		8.0
Stock repurchase program authorized number of shares - year one																									3.0		6.0
Stock repurchase program authorized number of shares - year two																									3.0		6.0
Stock repurchase program authorized number of shares - year three																									3.0		6.0

[1]	Represents fewer than fifty thousand shares.